Expense Example - Neuberger Berman Japan Equity ETF - Neuberger Berman Japan Equity ETF	Aug. 31, 2023 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 204